Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share capital

	Number of common shares	Share capital
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	473,081	(163)
NCIB purchase of common shares and ASPP	(615,200)	(4,676)
Balance at December 31, 2024	201,211,843	$1,744,341
Exercise of stock options	204,634	(1,253)
Shares issued to Orogen shareholders	5,633,629	125,311
NCIB purchase of common shares and ASPP	(518,300)	(3,576)
Balance at December 31, 2025	206,531,806	$1,864,823